Net Income Per Limited Partner Unit (Basic and Diluted Earnings Per Unit) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net income attributable to MPLX LP:
Less: distribution declared												$ (938)		$ (315)		$ (112)
Undistributed net income loss attributable to MPLX LP												(705)		(159)		9
Net income attributable to MPLX LP		$ 133	$ 141	$ 19	[2]	$ (60)	[3]	$ 18	$ 41	$ 51	$ 46	$ 233	[4]	$ 156	[4]	$ 121	[4]
Weighted average units outstanding:
Basic (shares)												338		99		76
Diluted (shares)												345		100		76
Limited Partners Common Units [Member]
Net income attributable to MPLX LP:
Less: distribution declared	[5]											$ (692)		$ (224)		$ (54)
Undistributed net income loss attributable to MPLX LP												(691)		(127)		4
Net income attributable to MPLX LP	[4]											$ 1		$ 97		$ 58
Weighted average units outstanding:
Basic (shares)												331		79		37
Diluted (shares)												338		80		37
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Basic (in USD per unit)		$ 0.17	$ 0.22	$ (0.11)	[2]	$ (0.33)	[3]	$ (0.14)	$ 0.41	$ 0.50	$ 0.46	$ 0.00		$ 1.23		$ 1.55
Diluted (in USD per unit)		$ 0.17	$ 0.21	$ (0.11)	[2]	$ (0.33)	[3]	$ (0.14)	$ 0.41	$ 0.50	$ 0.46	$ 0.00		$ 1.22		$ 1.55
Preferred Partner [Member]
Net income attributable to MPLX LP:
Less: distribution declared		$ (16)	$ (16)	$ (9)		$ 0		$ 0	$ 0	$ 0	$ 0	$ (41)	[5]	$ 0	[5]	$ 0	[5]
Undistributed net income loss attributable to MPLX LP												0
Net income attributable to MPLX LP	[4]											41
MPC [Member]
Net income attributable to MPLX LP:
Less: distribution declared		$ (45)	$ (44)	$ (41)		$ (29)		$ (29)	$ (27)	$ (25)	$ (23)
MPC [Member] | General Partner [Member]
Net income attributable to MPLX LP:
Less: distribution declared	[5]											(205)		(60)		(6)
Undistributed net income loss attributable to MPLX LP												(14)		(3)		2
Net income attributable to MPLX LP	[4]											$ 191		$ 57		$ 8
Weighted average units outstanding:
Basic (shares)												7		2		2
Diluted (shares)												7		2		2
MPC [Member] | Limited Partners Subordinated Units [Member]
Net income attributable to MPLX LP:
Less: distribution declared	[5]											$ 0		$ (31)		$ (52)
Undistributed net income loss attributable to MPLX LP														(29)		3
Net income attributable to MPLX LP	[4]													$ 2		$ 55
Weighted average units outstanding:
Basic (shares)														18		37
Diluted (shares)														18		37
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Basic (in USD per unit)														$ 0.11		$ 1.50
Diluted (in USD per unit)														$ 0.11		$ 1.50

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[5]	(1)See Note 8 for information regarding the distribution.